8. BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Borrowings [abstract]
Schedule of borrowings

	For the six-month period ended June 30, 2021 $	For the year ended December 31, 2020 $
Opening balance	1,793	4,502
New borrowing	2,162	3,803
Repayments	(1,902)	(2,419)
Issue costs	-	(21)
Accretion of issue costs	9	25
Interest capitalized	-	209
Debts settled in exchange of Royalty	-	(4,306)
Ending balance	2,062	1,793
Current portion	200	1,793
Non-current portion	1,862	-